Accounts Receivable and Other (Tables)	12 Months Ended
Mar. 31, 2013
Components of Trade Accounts Receivable, Net

The following tables summarize the impact of accounts receivable reserves and allowance for doubtful accounts on the gross trade accounts receivable balances at each balance sheet date:

	March 31,
	2013	2012
Trade accounts receivable, gross	$237,013	$201,354
Reserves for sales deductions:
Chargebacks	(22,792)	(20,789)
Customer rebates	(32,005)	(31,774)
Other sales deductions	(62,288)	(37,547)
Allowance for doubtful accounts	(118)	(114)

Trade accounts receivable, net	$119,810	$111,130

Components of Other Receivables and Prepaid Expenses
b.	Other receivables and prepaid expenses:

	March 31,
	2013	2012
Prepaid expenses	$8,003	$8,526
Deferred income taxes	104,509	85,020
Government authorities	1,515	1,017
Advances to suppliers	861	121
Derivative instruments	3,643	3,134
Other	1,237	683

	$119,768	$98,501